OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current other receivables
Prepaid expenses	$ 1,545	$ 1,600
Tax credits	2,772	2,583
Financial NDF (Note 22)	2	222
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	150	157
Receivables from sale of customer relationship	28	31
Other	1,352	1,707
Allowance for doubtful accounts	(333)	(51)
Total Current other receivables	5,516	6,249
Non-current other receivables
Prepaid expenses	166	297
Tax credits	859	1,170
Regulatory receivables (Nucleo)	267	283
Receivables from sale of customer relationship	41	85
Other	266	456
Total Non-current other receivables	1,599	2,291
Total other receivables, net	$ 7,115	$ 8,540